Segment Information (Information by Major Geographic Area) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net sales:
Net sales	¥ 3,593,299	¥ 3,951,937	¥ 4,080,015
Long-lived assets:
Long-lived assets	1,552,010	1,482,013	1,547,592
Japan
Long-lived assets:
Long-lived assets	1,053,074	1,046,065	1,081,522
Americas
Long-lived assets:
Long-lived assets	148,669	129,989	141,937
Europe
Long-lived assets:
Long-lived assets	191,050	169,357	174,889
Asia and Oceania
Long-lived assets:
Long-lived assets	159,217	136,602	149,244
Japan
Net sales:
Net sales	872,534	869,577	884,828
America
Net sales:
Net sales	1,029,078	1,076,402	1,107,515
Europe
Net sales:
Net sales	882,480	1,015,428	1,028,415
Asia and Oceania
Net sales:
Net sales	¥ 809,207	¥ 990,530	¥ 1,059,257